Revision to Prior Period Financial Statements Footnote	3 Months Ended
Mar. 31, 2021
Revision to Prior Period Financial Statements Footnote
Revision to Prior Period Financial Statements Footnote

NOTE 10. Revision to Prior Period Financial Statements Footnote

During the course of preparing the quarterly report on Form 10-Q for the three-month period ended March 31, 2021, the Company identified a misstatement in its misapplication of accounting guidance related to the Company’s warrants in the Company’s previously issued audited balance sheet dated December 15, 2020, filed on Form 8-K on December 21, 2020 (the “Post-IPO Balance Sheet”) and its Annual Report, filed on Form 10-K on March 29, 2021.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since their issuance on December 15, 2020, the Company’s Private Placement warrants have been accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the Private Placement warrants should be presented as liabilities with subsequent fair value remeasurement.

The Private Placement warrants were reflected as a component of equity in the Post-IPO Balance Sheet as opposed to liabilities on the balance sheet, based on the Company’s application of Financial Accounting Standards Board ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40”). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for warrants issued on December 15, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.

The Company concluded that the misstatement was not material to the Post-IPO Balance Sheet or the Annual Report for the year ended December 31, 2020, and the misstatement had no material impact to any prior interim period. The effect of the revisions to the Post-IPO Balance Sheet and its Annual Report for the year ended December 31, 2020 is as follows:

	As
	Previously		As
	Reported	Adjustments	Revised

Balance sheet as of December 15, 2020 (audited)
Warrant Liabilities	$—	$111,375	$111,375
Common Stock Subject to Possible Redemption	111,117,520	(111,375)	111,006,145
Common Stock	355	1	356
Additional Paid-in Capital	5,002,148	477	5,002,625
Accumulated Deficit	(2,500)	(478)	(2,978)
Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$129,250	$129,250
Common Stock Subject to Possible Redemption	111,015,410	(129,250)	110,886,160
Common Stock	355	2	357
Additional Paid-in Capital	5,104,258	18,351	5,122,609
Accumulated Deficit	(104,610)	(18,353)	(122,963)
Year ended December 31, 2020 (audited)
Change in fair value of warrant liabilities	$—	$(17,875)	$(17,875)
Initial public offering costs allocated to warrant liabilities	—	(478)	(478)
Net loss	(103,385)	(18,353)	(121,738)

Cash Flow Statement for the Year ended December 31, 2020 (audited)
Net loss	$(103,385)	$(18,353)	$(121,738)
Change in fair value of warrant liabilities	—	17,875	17,875
Initial public offering costs allocated to warrant liabilities	—	478	478
Initial classification of warrant liabilities	—	111,375	111,375
Initial classification of common stock subject to possible redemption	111,117,520	(111,375)	111,006,145
Change in value of common stock subject to possible redemption	(102,110)	(17,875)	(119,985)
Statement of Changes in Stockholders’ Equity for the Year ended December 31, 2020 (audited)
Sale of 275,000 private units	$2,750,000	$(111,375)	$2,638,625
Common stock Subject to Possible Redemption	111,015,410	(129,250)	110,886,160
Net Loss	(103,385)	(18,353)	(121,738)